Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2018
Reverse repurchase agreements - non-trading [member]
Statement [LineItems]
Summary of Reverse Repurchase Agreements - Non Trading
	2018 £m	2017 £m
Agreements with banks	3,254	2,464
Agreements with customers	17,873	150

	21,127	2,614